Condensed Financial Information of the Parent Company (Parenthetical) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	57,011,761	56,906,561
Common Stock, Shares, Outstanding	57,011,761	56,906,561
Parent Company
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	57,011,761	56,906,561
Common Stock, Shares, Outstanding	57,011,761	56,906,561